Annual Total Returns [BarChart] - Prospectus-Investor Class - Payden Equity Income Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	14.36%
Annual Return 2012	10.04%
Annual Return 2013	22.25%
Annual Return 2014	14.79%
Annual Return 2015	1.75%
Annual Return 2016	14.92%
Annual Return 2017	15.70%
Annual Return 2018	(6.69%)
Annual Return 2019	27.95%
Annual Return 2020	0.74%